Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Projected Termination and Long Service Benefit Obligations and Net Periodic Benefit Cost (Detail) (Termination And Long Service Arrangements [Member])
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Termination And Long Service Arrangements [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.20%	5.40%	4.90%
Rate of compensation increase	3.90%	4.00%	3.90%